Retirement-Related Benefits - Level 3 Reconciliation (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
United States | Personal Pension Plan (PPP)
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 722	$ 1,142
Return on assets held at end of year	2	(23)
Return on assets sold during the year	16	10
Purchases, sales and settlements, net	(554)	(409)
Transfers, net	6	2
Fair value of plan assets, balance at end of period	193	722
United States | Personal Pension Plan (PPP) | Equity Securities
Change in plan assets
Fair value of plan assets, balance at beginning of period	0
Return on assets held at end of year	(2)
Return on assets sold during the year	0
Purchases, sales and settlements, net	2
Transfers, net	7
Fair value of plan assets, balance at end of period	7	0
United States | Personal Pension Plan (PPP) | Corporate Bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	709	721
Return on assets held at end of year	4	(18)
Return on assets sold during the year	16	10
Purchases, sales and settlements, net	(545)	(5)
Transfers, net	1	2
Fair value of plan assets, balance at end of period	186	709
United States | Personal Pension Plan (PPP) | Private Equity
Change in plan assets
Fair value of plan assets, balance at beginning of period	13	421
Return on assets held at end of year	0	(5)
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(10)	(404)
Transfers, net	(2)	0
Fair value of plan assets, balance at end of period	0	13
Non-U.S. Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	78	155
Return on assets held at end of year	0	(65)
Return on assets sold during the year	5	56
Purchases, sales and settlements, net	(77)	(74)
Transfers, net	0	0
Foreign exchange impact	(4)	7
Fair value of plan assets, balance at end of period	3	78
Non-U.S. Plans | Fixed income mutual funds
Change in plan assets
Fair value of plan assets, balance at beginning of period	75	9
Return on assets held at end of year	0	1
Return on assets sold during the year	5	0
Purchases, sales and settlements, net	(77)	63
Transfers, net	0	0
Foreign exchange impact	(3)	2
Fair value of plan assets, balance at end of period	0	75
Non-U.S. Plans | Real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	4	145
Return on assets held at end of year	0	(66)
Return on assets sold during the year	0	56
Purchases, sales and settlements, net	0	(137)
Transfers, net	0	0
Foreign exchange impact	(1)	5
Fair value of plan assets, balance at end of period	$ 3	$ 4